NEXTEL STRYPES TRUST

                        FINANCIAL STATEMENTS FOR THE YEAR

                     ENDED DECEMBER 31, 1998 AND THE PERIOD

                   MARCH 10, 1997 (COMMENCEMENT OF OPERATIONS)

             TO DECEMBER 31, 1997, AND INDEPENDENT AUDITORS' REPORT

                                TABLE OF CONTENTS



INDEPENDENT AUDITORS' REPORT.............................................1

FINANCIAL  STATEMENTS  FOR THE YEAR ENDED
DECEMBER 31, 1998 AND THE PERIOD MARCH 10, 1997
COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1997:

         Statement of Net Assets.........................................2

         Schedule of Investments.........................................3

         Statement of Operations.........................................4

         Statement of Changes in Net Assets..............................5

         Notes to Financial Statements.................................6-8

         Financial Highlights............................................9

INDEPENDENT AUDITORS' REPORT


The Board of Trustees and Shareholders,
WBK STRYPES Trust:

We have audited the accompanying statement of net assets, including the schedule of investments, of WBK STRYPES Trust as of December 31, 1998, the related statement of operations for the year then ended and statements of changes in net assets and the financial highlights for the year ended December 31, 1998 and the period October 6, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of WBK STRYPES Trust as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
Princeton, New Jersey
July 6, 1999

NEXTEL STRYPES TRUST

STATEMENT OF NET ASSETS
December 31, 1998


ASSETS:


  Investments, at value (amortized cost $86,936,856 ) (Notes 2, 4, and 8)                                           $147,106,419

  Cash                                                                                                                     5,050

                               Total Assets                                                                         $147,111,469

                               Net Assets                                                                           $147,111,469

COMPOSITION OF NET ASSETS

Structured Yield Product Exchangeable for Stock ("STRYPES"), no par value;                                           $85,859,694
  7,175,731 shares issued and outstanding (Note 9)

Net unrealized appreciation of investments                                                                            60,169,563

Undistributed net investment income                                                                                    1,082,212

                               Net Assets                                                                           $147,111,469

                               Net Asset value per STRYPES                                                   $             20.50
                                                                                                             ===================


See Notes to Financial Statements.

NEXTEL STRYPES TRUST

SCHEDULE OF INVESTMENTS
December 31, 1998


                                                                Par             Maturity           Market             Amortized
Securities Description                                         Value              Date              Value                Cost
UNITED STATES GOVERNMENT
  SECURITIES:
  United States Treasury Strips                              $1,820,000         02/15/99         $1,810,263            $1,806,411
  United States Treasury Strips                               1,820,000         05/15/99          1,789,952             1,779,970
  United States Treasury Strips                               1,820,000         08/15/99          1,770,078             1,753,088
  United States Treasury Strips                               1,820,000         11/15/99          1,750,330             1,725,891
  United States Treasury Strips                               1,820,000         02/15/00          1,730,274             1,698,893
  United States Treasury Strips                               1,820,000         05/15/00          1,710,345             1,673,796
                                                              ---------                           ---------             ---------
                                                            $10,920,000                          $10,561,242          $10,438,049
                                                            ===========                          ===========          ===========
FORWARD PURCHASE CONTRACT:
Nextel Communications, Inc. Common Stock Forward                                5/15/00          136,545,177           76,498,807
                                                                                                 -----------           ----------
Purchase Agreement
                  Total                                                                         $147,106,419          $86,936,856
                                                                                                ============          ===========


See Notes to Financial Statements.

NEXTEL STRYPES TRUST

STATEMENT OF OPERATIONS
Year Ended December 31, 1998



ACCRETION OF ORIGINAL ISSUE DISCOUNT                                                                $818,246

EXPENSES:

Administrative fees and expenses            $43,184
Legal fees                                     5,336
Accounting fees                               20,400
Trustees fees (Note 5)                        11,298
Other expenses                                21,969
                                              ------

Total fees and expenses                      102,187

EXPENSE REIMBURSEMENT (Note 7)                ______

Total expenses - Net                                                                                    -
                                                                                                 ------------

Net Investment Income                                                                                 818,246

Net change in unrealized appreciation of investments                                              (16,849,768)
                                                                                                  ------------


Net decrease in net assets resulting from operations                                             $(16,031,522)
                                                                                                 =============



See Notes to Financial Statements.

NEXTEL STRYPES TRUST
STATEMENT OF CHANGES IN NET ASSETS


                                                                                                           For the Period
                                                                                       Year                March 10, 1999
                                                                                       Ended              (Commencement of
                                                                                 December 31, 1998         Operations) to
OPERATIONS                                                                                               December 31, 1997
     Net investment income                                                             $818,246                  $914,611
     Unrealized appreciation (depreciation) of investments                          (16,849,768)               77,019,331
------------------------------------------------------------------------------------------------------- ---------------------
                Net increase (decrease) in net assets from operations               (16,031,522)               77,933,942
                                                                                    ------------               ----------

DISTRIBUTIONS:
     Net investment income                                                             (528,528)                 (122,117)
     Return of capital                                                               (6,754,839)               (4,834,878)
------------------------------------------------------------------------------------------------------- ---------------------
                Net decrease in net assets from distributions                        (7,283,367)               (4,956,995)
------------------------------------------------------------------------------------------------------- ---------------------

INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 9):
     Gross proceeds from the sale of 7,168,587 STRYPES                                       --               100,360,218
     Less selling commission                                                                 --                (3,010,807)
                                                                                                        ---------------------
-------------------------------------------------------------------------------------------------------
                Net increase in net assets from capital share transactions                   --                97,349,411
------------------------------------------------------------------------------------------------------- ---------------------
                Total increase in net assets for the period                         (23,314,889)              170,326,358
                Net assets, beginning of period                                     170,426,358                   100,000
------------------------------------------------------------------------------------------------------- ---------------------
                Net assets, end of period                                          $147,111,469              $170,426,358
------------------------------------------------------------------------------------------------------- ---------------------


See Notes to Financial Statements.

NEXTEL STRYPES TRUST

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 1998 AND
THE PERIOD MARCH 10, 1997 (COMMENCEMENT
OF OPERATIONS) TO DECEMBER 31, 1997

Note 1.  Organization

Nextel STRYPES Trust ("Trust") was established on October 25, 1995 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In March 1997, the Trust sold Structured Yield Product Exchangeable for Stock ("STRYPES") to the public pursuant to a registration statement on Form N-2 under the Securities Exchange Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and a forward purchase contract for shares of common stock of Nextel Communications, Inc. ("Nextel") with certain existing shareholders of Nextel (the "Contracting Stockholders"). The shares are deliverable pursuant to the contract on May 15, 2000 and the Trust will thereafter terminate.

Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with generally accepted accounting principles:

Valuation of Investments
The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated using the effective interest method. The forward purchase contract is valued at the mean of the bid prices received by the Trust at the end of each period from two independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contract and with terms comparable thereto.

Investment Transactions
Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses are accounted for on the specific identification method.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. Dividends and Distributions

STRYPES holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $1.015 per annum or $0.25375 per quarter (except for the first distribution on November 15, 1997 which was $0.1833). Distributions are payable quarterly and commenced November 15, 1997.

Note 4. Purchases and Sales of Investments

Maturities of U.S. Treasury Strips for the periods ended December 31, 1998 and 1997 totaled $7,280,000 and $4,955,000, respectively. There were no sales of such investments during either period. Purchase of U.S. Treasury Strips and the forward purchase contract during the year ended December 31, 1998 and the period ended December 31, 1997 totaled $20,940,192 and $76,498,807, respectively.

Note 5. Trustees Fees

Each of the three Trustees was paid a one-time, upfront fee of $10,800 for their services during the life of the Trust. In addition, the Managing Trustee was paid an additional one-time, upfront fee of $3,600 for serving in such capacity. The total Trustees fees paid to the Trustees of $36,000 is being expensed on a straight-line basis over the life of the Trust. For the year ended December 31, 1998, the Trust had expensed $20,492 of such fees.

Note 6. Income Taxes

The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes. As of December 31, 1998, gross unrealized appreciation and depreciation of investments, based on amortized cost for Federal income tax purposes, aggregated $60,169,563 and $0, respectively. The amortized cost of investment securities for Federal income tax purposes was $86,936,856 at December 31, 1998.

Note 7. Expenses

The estimated expenses to be incurred in connection with the offering of the STRYPES and its ongoing operations is $687,117. Of this amount, $361,517 represents offering expenses ($351,517) and organizational expenses ($10,000) incurred by the Trust. All of the expenses are being paid from cash received by the Administrator from the Contracting Stockholders. At December 31, 1998, the Administrator had paid $291,358 relating to such expenses. The remaining amount of $325,600 represents a prepayment of estimated administrative and other operating expenses of the Trust. Such amount was paid to the Administrator by the Contracting Stockholders. Expenses incurred in excess of this amount will be paid by the Contracting Stockholders.

Cash received by the Administrator from the Contracting Stockholders of $325,600 for the payment of administrative and related operating expenses of the Trust has not been included in the Trust's financial statements since the amount does not represent Trust property. At December 31, 1998, $190,472 had been paid by the Administrator for current and prepaid administrative and related operating expenses. All administrative and related operating expenses incurred by the Trust are reflected in the Trust's financial statements net of amounts reimbursed.

Note 8. Forward Purchase Contract

On March 10, 1997, the Trust entered into a forward purchase contract with certain existing stockholders of Nextel (the "Contracting Stockholders") and paid to the Contracting Stockholders $76,498,807 in connection therewith. Pursuant to such contract, the Contracting Stockholders are obligated to deliver to the Trust a specified number of shares of common stock on May 15, 2000 (the "Exchange Date") so as to permit the holders of the STRYPES to exchange on the Exchange Date each of their STRYPES for between 0.8403 shares and 1.00 share of common stock. See the Trust's original prospectus dated March 4, 1997 for the formula upon which such exchange will be determined.

The forward purchase contract held by the Trust at December 31, 1998 is as follows:

                                              Exchange          Cost of            Contract           Unrealized
                                              Date              Contract           Value              Appreciation
--------------------------------------------- ----------------- ------------------ ------------------ ------------------
Nextel Communications, Inc. Common
       Stock Forward Purchase Agreement       5/15/00           $76,498,807        $136,545,177       $60,046,370
============================================= ================= ================== ================== ==================

The Sellers' obligations under the forward purchase contract are collateralized by shares of Nextel common stock which are being held in the custody of the Trust's Custodian, The Bank of New York. At December 31, 1998, the Custodian held 7,175,731 shares with an aggregate value of $169,526,645.

Note 9. Capital Share Transactions

On February 26, 1997 two STRYPES were sold to two of the underwriters of the STRYPES for $100,000 ($50,000 per STRYPES). As a result of a stock split effected immediately prior to the public offering of the STRYPES, these two STRYPES were converted into 7,144 STRYPES. During the offering period, the Trust sold 7,168,587 STRYPES to the public and received net proceeds of $97,349,411 ($100,360,218 net of sales commission of $3,010,807). As of December 31, 1998 and 1997, there were 7,175,731 STRYPES issued and outstanding with an aggregate cost, net of sales commission and return of capital, of $85,859,694 and $92,614,533, respectively.

NEXTEL STRYPES TRUST

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust.
The total return for period of less than one year is not annualized.


                                                                                               For the Period
                                                                                               March 10, 1997
                                                                          Year Ended          (Commencement of
                                                                         December 31,          Operations) to
                                                                             1998            December 31, 1997
                                                                       -----------------    ---------------------
Per Share Operating Performance for a STRYPES
outstanding throughout the period
Investment income - net                                                      $0.11                   $0.13
Dividends and distributions from income                                      (0.07)                  (0.02)
Return of capital                                                            (0.94)                  (0.67)
Unrealized (loss) gain on investments                                        (2.35)                  10.73
                                                                       -----------------    ---------------------
Net (decrease) increase in net asset value                                   (3.25)                  10.04
Beginning net asset value                                                    23.75                   13.58
                                                                       -----------------
                                                                                            ---------------------
Ending net asset value                                                      $20.50                  $23.75
                                                                       =================    =====================
Ending market value                                                         $20.50                  $23.75
                                                                       =================    =====================

Total investment return based on market value                                (9.71)%                 75.57%
Ratios/Supplemental data Ratio of expenses to average net assets:
   Before reimbursement                                                       0.06%                   0.08%  (1)
   After reimbursement                                                        0.00%                   0.00%  (1)
Ratio of net investments income to average net assets:
   Before reimbursement                                                       0.45%                   0.75%  (1)
   After reimbursement                                                        0.52%                   0.83%  (1)
Net assets, end of period (in thousands)                                   $147,111             $   170,426

(1) Annualized